Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.20%	2.20%
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.60%	3.35%
Inflation rate	2.20%	2.20%
Rate of increase in salaries	3.00%	3.00%
Sweden | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.50%	3.20%
Inflation rate	1.80%	1.60%
Rate of increase in salaries	2.80%	2.60%
Rate of increase for pensions in payment	2.00%	2.00%
Austria | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.45%	3.90%
Inflation rate	5.00%	5.00%
Rate of increase in salaries	5.00%	5.00%
Rate of increase for pensions in payment	0.00%	0.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.80%	3.04%
Inflation rate	2.00%	2.30%
Rate of increase in salaries	3.00%	3.23%
Rate of increase for pensions in payment	0.00%	0.00%
Switzerland | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.05%	1.75%
Inflation rate	1.00%	1.25%
Rate of increase in salaries	1.50%	1.75%
Rate of increase for pensions in payment	0.00%	0.00%